Stockholders' Equity - Schedule of Reserved Shares Stock on Converted Basis (Details) - shares		Jun. 30, 2021	Jun. 30, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Reserved shares of stock for issuance		31,726,864	3,819,313
Series A
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Reserved shares of stock for issuance	[1]	0	2,844,863
Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Reserved shares of stock for issuance		0	900,352
Options | 2015 Stock Option Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Reserved shares of stock for issuance		0	74,098
Warrants
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Reserved shares of stock for issuance		26,000,000	0
Earnout Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Reserved shares of stock for issuance		5,726,864	0

[1]	Issuance of Series A Stock has been retroactively restated to give effect to the recapitalization transaction.